Hedging Financial Instruments - Summary of Hedging Derivative Financial Instruments (Detail) - Cash flow hedges [member] - Forward exchange contracts [Member] $ in Millions	Dec. 31, 2017 TWD ($)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash flow hedge - forward exchange contracts, financial assets	$ 0
Cash flow hedge-forward exchange contracts, financial liabilities	$ 1